INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 423	$ 456	$ 38
Work in process	233	76	11
Finished goods	692	658	55
Total inventories	$ 1,348	$ 1,190	$ 104